Note 9 - Exploration and Evaluation Assets - Assets on Project (Details) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 56,815	$ 56,788	$ 54,475
La Mina project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	14,926	14,326
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	12,161	12,027
Crucero project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,135	7,056
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,061	7,090
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	6,489	6,086
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	5,467	5,128
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,685	1,668
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,076	984
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	354	1,989
Batistão gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	246	230
Montes Áureos and trinta project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	187	176
Rea uranium project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 28	$ 28